Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of lease components and lease cost

	As of
	December 31,	December 31,
	2020	2020
	RMB	US$
ASSETS
Operating lease right-of-use assets, net	10,801	1,655
LIABILITIES
Short-term operating lease liabilities	5,911	906
Long-term operating lease liabilities	4,048	620

Summary of lease cost recognized in consolidated statements of operations and comprehensive loss

		Year ended
		December 31,	December 31,
		2020	2020
		RMB	US$
	Classification in consolidated statements of operations and comprehensive loss
Operating lease cost	Cost of revenues and operating expenses	42,643	6,535

Schedule of maturities of operating lease liabilities

	December 31,	December 31,
	2020	2020
	RMB	US$
2021	6,030	924
2022	2,569	394
2023	1,299	199
2024	548	84
2025	—	—
Total lease payments	10,446	1,601
Less: imputed interest	(487)	(75)
Total	9,959	1,526

Schedule of future minium lease payment under operating leases

Future minium lease payment under the Group’s non-cancellable operating leases of office spaces and venues for auto shows as of December 31, 2019, presented based on the Group’s historical accounting prior to the adoption of the new lease guidance, is as follows:

	December 31,	December 31,
	2019	2019
	RMB	US$
2020	11,255	1,617
2021	5,786	831
2022	1,534	220
2023	499	72
2024	291	42
Total minimum commitments	19,365	2,782

Schedule of weighted average remaining lease term and discount rate

As of
December 31,
2020
Weighted average remaining lease term	2.35
Weighted average discount rate	4.75%